AMOUNT DUE FROM RELATED PARTIES	6 Months Ended
Dec. 31, 2024
Amount Due From Related Parties
AMOUNT DUE FROM RELATED PARTIES

NOTE－6 AMOUNT DUE FROM RELATED PARTIES

Amount due from related parties consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Due from related parties
-Team General Construction Pte. Ltd.(1)	39,502	-
-Premium-Rich Engineering Pte. Ltd.(2)	-	30,283
-Hing Fatt Building & Materials Pte. Ltd.(3)	31,975	19,980
	71,477	50,263

(1)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.
(2)	100% shares held by Mr Gao
(3)	100% shares held by Mr Gao

The amount due from related parties are unsecured, interest-free and repayable on demand.